Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating revenues:
Passenger	$ 520,380	$ 401,513	$ 537,969	$ 536,181	$ 657,448
Non-ticket	276,887	163,552	243,296	163,856	129,809
Total operating revenue	797,267	565,065	781,265	700,037	787,257
Operating expenses:
Aircraft fuel	293,219	178,159	248,206	181,107	299,094
Salaries, wages and benefits	133,514	114,719	156,443	135,420	147,015
Aircraft rent	86,009	72,936	101,345	89,974	105,605
Landing fees and other rents	38,628	35,651	48,118	42,061	43,331
Distribution	39,146	30,421	41,179	34,067	37,816
Maintenance, materials and repairs	26,978	20,644	28,189	27,536	24,237
Depreciation and amortization	5,296	4,317	5,620	4,924	4,236
Other operating	65,700	61,107	82,594	72,921	85,608
Loss on disposal of assets	39	77	77	1,010	4,122
Restructuring and termination costs	2,379	137	621	(392)	17,902
Total operating expenses	690,908	518,168	712,392	588,628	768,966
Operating income	106,359	46,897	68,873	111,409	18,291
Other expense (income):
Interest expense	24,408	38,007	50,313	46,892	40,245
Capitalized interest	(2,519)	(927)	(1,491)	(951)	(166)
Interest income	(256)	(242)	(328)	(345)	(1,976)
Gain on extinguishment of debt				(19,711)	(53,673)
Other expense	165	102	194	298	214
Total other (income) expense	21,798	36,940	48,688	26,183	(15,356)
Income before income taxes	84,561	9,957	20,185	85,226	33,647
Provision (benefit) for income taxes	32,104	(52,993)	(52,296)	1,533	388
Net income	$ 52,457	$ 62,950	$ 72,481	$ 83,693	$ 33,259
Net income per share, basic	$ 1.12	$ 2.41	$ 2.77	$ 3.23	$ 1.29
Net income per share, diluted	$ 1.11	$ 2.36	$ 2.72	$ 3.18	$ 1.29